Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Capital Leases
The following represents the future minimum lease payments under the agreements as of December 31, 2015:

(in thousands)
2016	$17,288
2017	5,286
2018	566
2019	438
2020 and thereafter	—
Total future minimum lease payments	$23,578